Leases (Narrative) (Details) $ in Millions, $ in Millions	12 Months Ended
	Aug. 31, 2021 CAD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CAD ($)	Aug. 31, 2019 CAD ($)
Leases [Line items]
Commitment For Maintenance And Licence Fees For Equipment, Period	15 years
Lease Liabilities	$ 1,245		$ 1,270	$ 1,324
Interest rate	3.55%	3.55%
Transponders [Member]
Leases [Line items]
Lease Liabilities		$ 246